Other Reserves - Summary of Other Reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other reserves [Line Items]
Beginning Balance	¥ 7,418,710	¥ 4,582,291	¥ 4,578,516
Acquisition of non-controlling interests of a subsidiary	9,487
C-round restructuring		1,295,658
Conversion of Class C ordinary shares and automatically convertible promissory notes to ordinary shares upon IPO		(10,268)
Issuance of convertible redeemable preferred shares			11,956
Exercise of share-based payment	79,651
Foreign operation translation difference	28,402	614,399	(176,833)
Appropriation to general reserve	1,789,034	772,466	223,712
Share-based payment	132,071	164,164	(55,060)
Ending Balance	9,304,995	7,418,710	4,582,291
Employee Share-based compensation reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	615,489	451,325	506,385
Exercise of share-based payment	(72,709)
Share-based payment	132,071	164,164	(55,060)
Ending Balance	674,851	615,489	451,325
Translation sale differences
Disclosure of Other reserves [Line Items]
Beginning Balance	146,580	(467,819)	(290,986)
Foreign operation translation difference	28,402	614,399	(176,833)
Ending Balance	174,982	146,580	(467,819)
General reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	996,178	223,712	0
Appropriation to general reserve	1,789,034	772,466	223,712
Ending Balance	2,785,212	996,178	223,712
Value of conversion rights convertible redeemable preferred shares
Disclosure of Other reserves [Line Items]
Beginning Balance		230,006	218,050
C-round restructuring		(219,738)
Conversion of Class C ordinary shares and automatically convertible promissory notes to ordinary shares upon IPO		(10,268)
Issuance of convertible redeemable preferred shares			11,956
Ending Balance			230,006
Value of conversion rights optionally convertible promissory notes
Disclosure of Other reserves [Line Items]
Beginning Balance	1,489,748	0
C-round restructuring		1,489,748
Ending Balance	1,489,748	1,489,748	0
Value of conversion rights convertible promissory note
Disclosure of Other reserves [Line Items]
Beginning Balance	5,744,955	5,744,955	5,744,955
Ending Balance		5,744,955	5,744,955
Capital reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,574,240)	(1,599,888)	(1,599,888)
Acquisition of non-controlling interests of a subsidiary	9,487
C-round restructuring		25,648
Ending Balance	¥ (1,564,753)	¥ (1,574,240)	¥ (1,599,888)